Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) Loan shares	Dec. 31, 2024 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	20-0546644
EBP, Plan Number	001
Par value or number of units | shares	2,611,105	2,743,255
Total investments	$ 2,239,194,835	$ 2,002,495,932
Participant loans	16,956,086
Total assets	$ 2,256,150,921
Number of loans | Loan	1,375
Investment, Identifier [Axis]: Avantis U.S. Small Cap Equity Fund Institutional Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Avantis U.S. Small Cap Equity Fund Institutional [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
Par value or number of units | shares	3,598,938
Current value	$ 41,783,672
Investment, Identifier [Axis]: BAT Stock Fund-BAT American Depository Shares Unitized company stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BAT Stock Fund BAT American Depository Share [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Unitized Company Stock Fund [Member]
Par value or number of units | shares	2,611,105
Current value	$ 147,840,765
Investment, Identifier [Axis]: BAT Stock Fund-Fidelity Money Market Fund Cash management account - money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BAT Stock Fund Fidelity Money Market Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Cash Management Account Money Market Fund
Par value or number of units | shares	2,702,938
Current value	$ 2,702,938
Investment, Identifier [Axis]: BTC Lifepath 2030 J Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BTC Lifepath 2030 J [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	4,564,567
Current value	$ 78,513,298
Investment, Identifier [Axis]: BTC Lifepath 2035 J Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BTC Lifepath 2035 J [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	5,326,000
Current value	$ 98,876,662
Investment, Identifier [Axis]: BTC Lifepath 2040 J Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BTC Lifepath 2040 J [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	5,518,296
Current value	$ 109,808,577
Investment, Identifier [Axis]: BTC Lifepath 2045 J Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BTC Lifepath 2045 J [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	5,001,018
Current value	$ 105,870,548
Investment, Identifier [Axis]: BTC Lifepath 2050 J Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BTC Lifepath 2050 J [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	5,410,068
Current value	$ 119,680,437
Investment, Identifier [Axis]: BTC Lifepath 2055 J Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BTC Lifepath 2055 J [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	2,768,234
Current value	$ 62,252,334
Investment, Identifier [Axis]: BTC Lifepath 2060 J Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BTC Lifepath 2060 J [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	1,274,187
Current value	$ 28,695,592
Investment, Identifier [Axis]: BTC Lifepath 2065 J Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BTC Lifepath 2065 J [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	755,663
Current value	$ 14,240,092
Investment, Identifier [Axis]: BTC Lifepath Retirement J Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BTC Lifepath Retirement J [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	6,363,280
Current value	$ 97,598,082
Investment, Identifier [Axis]: Dodge and Cox International Stock Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge and Cox International Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
Par value or number of units | shares	2,740,238
Current value	$ 45,104,322
Investment, Identifier [Axis]: Fidelity Retirement Money Market Fund Cash management account - money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Retirement Money Market Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Cash Management Account Money Market Fund
Par value or number of units | shares	89,127
Current value	$ 89,127
Investment, Identifier [Axis]: Galliard Stable Return Fund W (Interest Income Fund) Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Stable Return Fund W (Interest Income Fund) [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	3,605,864
Current value	$ 243,095,162
Investment, Identifier [Axis]: JOHCM GLB EM OPS IS Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JOHCM GLB EM OPS IS [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
Par value or number of units | shares	1,130,376
Current value	$ 16,853,900
Investment, Identifier [Axis]: JP Morgan Disciplined Equity Fund Class R6 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Disciplined Equity Fund Class R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
Par value or number of units | shares	5,460,900
Current value	$ 261,686,312
Investment, Identifier [Axis]: PIF DVRSD REAL AST I Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIF DVRSD REAL AST I [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
Par value or number of units | shares	378,717
Current value	$ 4,635,492
Investment, Identifier [Axis]: PIMCO Income A Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Income A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
Par value or number of units | shares	2,006,867
Current value	$ 22,055,464
Investment, Identifier [Axis]: PIMCO Total Return Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Total Return Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
Par value or number of units | shares	3,550,569
Current value	$ 31,458,038
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Self Directed Brokerage Accounts [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Par value or number of units | shares	201,149,223
Current value	$ 201,060,562
Investment, Identifier [Axis]: T. Rowe Price Global Growth Equity Trust A Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Global Growth Equity Trust A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	1,618,506
Current value	$ 34,457,989
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Total Bond Market Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	189,055
Current value	$ 20,826,306
Investment, Identifier [Axis]: Vanguard Institutional Total International Stock Market Index Trust Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Total International Stock Market Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	280,457
Current value	$ 39,401,411
Investment, Identifier [Axis]: Vanguard Institutional Total Stock Market Index Trust Common/collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Total Stock Market Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/collective Investment Trust
Par value or number of units | shares	2,969,394
Current value	$ 410,607,753
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 423,577,200
Total investments	$ 423,577,200	$ 808,872,959
Cash Management Account Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,792,065
Common/collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 1,463,924,243
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
Maturity dates	Dec. 01, 2040
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	9.50%
Maturity dates	Jan. 01, 2026